Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
23 Borrowings

	Currency	Maturity dates	Interest rates	2022 £m	2021 £m
Eurobonds	Euro	2023 to 2045	0.9% to 3.1%	7,149	7,316
	UK sterling	2024 to 2055	2.1% to 7.3%	3,884	4,086
	Swiss franc	2026	1.4%	226	203
Bonds issued pursuant to Rules under the U.S. Securities Act (as amended)	U.S. dollar	2023 to 2052	1.7% to 8.1%	30,152	25,625
	U.S. dollar*	2022	USD3m LIBOR + 0.88 bps	—	554
Bonds and notes				41,411	37,784
Commercial paper				27	269
Other loans				875	500
Bank loans				203	313
Bank overdrafts				106	346
Lease liabilities				517	446
				43,139	39,658
Note:
*    As at 31 December 2022, there were no outstanding floating rate U.S. dollar bonds (2021: £554 million, 3M LIBOR +88bps)
Perpetual hybrid bonds issued by the Group have been classified as equity (note 22(d)) and are therefore excluded from borrowings.
Other loans comprise £875 million (2021: £500 million) relating to a bilateral facility. Commercial paper is issued at competitive rates to meet short-term borrowing requirements as and when needed.
Current borrowings per the balance sheet include interest payable of £524 million at 31 December 2022 (2021: £460 million). Included within borrowings are £9,223 million (2021: £9,197 million) of borrowings subject to fair value hedges where their amortised cost has been decreased by £355 million (2021: £101 million increase).
The fair value of borrowings is estimated to be £37,170 million (2021: £40,557 million) of which £35,440 million (2021: £38,683 million)
has been calculated using quoted market prices and is within level 1 of the fair value hierarchy and £1,730 million (2021: £1,874 million)
has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.
Amounts secured on Group assets including property, plant and equipment, inventory and receivables as at 31 December 2022 are
£9 million (2021: £10 million). The majority of lease liabilities are also secured against the associated assets.
Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2022 £m	2021 £m	2022 £m	2021 £m
Within one year	4,413	3,992	5,426	4,860
Between one and two years	4,253	2,484	5,763	3,740
Between two and three years	4,406	3,853	5,673	5,092
Between three and four years	3,013	4,090	4,141	5,034
Between four and five years	4,077	2,739	5,494	3,675
Beyond five years	22,977	22,500	33,806	32,203
	43,139	39,658	60,303	54,604
The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.
Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	U.S. dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m
31 December 2022
Total borrowings	33,438	3,383	452	5,579	287	43,139
Effect of derivative financial instruments
– cross-currency swaps	2,356	—	(450)	(2,085)	—	(179)
– forward foreign currency contracts	(40)	(998)	—	590	454	6
	35,754	2,385	2	4,084	741	42,966
31 December 2021
Total borrowings	30,363	2,837	453	5,775	230	39,658
Effect of derivative financial instruments
– cross-currency swaps	2,219	—	(450)	(1,973)	—	(204)
– forward foreign currency contracts	(24)	(464)	—	58	432	2
	32,558	2,373	3	3,860	662	39,456
The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m
31 December 2022
Total borrowings	4,398	4,246	4,407	3,013	4,077	22,998	43,139
Effect of derivative financial instruments
– interest rate swaps	4,657	(500)	(1,247)	—	(2,910)	—	—
– cross-currency swaps	(77)	—	36	—	(138)	—	(179)
	8,978	3,746	3,196	3,013	1,029	22,998	42,960
31 December 2021
Total borrowings	3,999	2,477	3,853	4,090	2,739	22,500	39,658
Effect of derivative financial instruments
– interest rate swaps	4,192	—	(500)	(1,107)	—	(2,585)	—
– cross-currency swaps	566	(652)	—	(19)	—	(99)	(204)
	8,757	1,825	3,353	2,964	2,739	19,816	39,454
Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2022 £m	2021 £m	2022 £m	2021 £m
Within one year	142	126	161	142
Between one and two years	109	93	122	106
Between two and three years	76	66	85	76
Between three and four years	58	49	65	56
Between four and five years	50	38	54	43
Beyond five years	82	74	112	103
	517	446	599	526
For more information on leasing arrangements, refer to note 13(b).
As at 31 December 2022, the Group’s undrawn committed borrowing facilities (note 26) amount to £7,828 million (2021: £7,850 million) with £4,828 million maturing within one year (2021: £4,850 million maturing within one year), £150 million maturing between two and three years (2021: £nil maturing between two and three years), £350 million maturing between three and four years (2021: £150 million maturing between three and four years) and £2,500 million maturing between four and five years (2021: £2,850 million maturing between four and five years).
The Group’s composition and movements in net debt are presented below along with a reconciliation to the financing activities in the Group Cash Flow Statement:

							2022 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		39,212	(17)	3,881	(454)	—	42,622
Lease liabilities		446	(161)	30	218	(16)	517
Derivatives in respect of net debt	19	(91)	348	(435)	345	—	167
Cash and cash equivalents	21	(2,809)	(571)	(431)	(3)	368	(3,446)
Current investments held at fair value	18	(456)	(86)	(15)	(22)	—	(579)
		36,302	(487)	3,030	84	352	39,281

							2021 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		43,493	(3,768)	(387)	(126)	—	39,212
Lease liabilities		475	(154)	(22)	147	—	446
Derivatives in respect of net debt	19	(346)	(22)	277	—	—	(91)
Cash and cash equivalents	21	(3,139)	75	258	(3)	—	(2,809)
Current investments held at fair value	18	(242)	(205)	(2)	(7)	—	(456)
		40,241	(4,074)	124	11	—	36,302
Note:
*    Borrowings as at 31 December 2022 include £798 million (2021: £754 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.
In the table above, movements in accrued interest relate to the net movement year on year and cash flows related to interest payments are not included.
'Fair value, accrued interest and other’ movements in lease liabilities in 2022 mainly comprise additions of £218 million (2021: £147 million) (net of reassessments, modifications and terminations), see note 13(a). The movement of £22 million (2021: £7 million) in current investments held at fair value represents the fair value gains for these investments.

	2022 £m	2021 £m
Cash flows per net debt statement	(487)	(4,074)
Non-financing cash flows included in net debt	897	33
Interest paid	(1,578)	(1,479)
Interest element of lease liabilities	(25)	(23)
Remaining cash flows relating to derivative financial instruments	(465)	251
Purchases of own shares held in employee share ownership trusts	(80)	(82)
Purchase of own shares	(2,012)	—
Proceeds from issue of perpetual hybrid bonds	—	1,681
Coupon paid on perpetual hybrid bonds	(60)	(6)
Dividends paid to owners of the parent	(4,915)	(4,904)
Capital injection from and purchase of non-controlling interests	(1)	1
Dividends paid to non-controlling interests	(158)	(150)
Other	6	3
Net cash used in financing activities per cash flow statement	(8,878)	(8,749)